DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P MidCap 400 ESG ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 1.5%
Cable One, Inc.(a)	39	$28,248
John Wiley & Sons, Inc., Class A	337	15,977
New York Times Co., Class A	1,314	48,158
TEGNA, Inc.	1,795	35,433
TripAdvisor, Inc.*	848	17,291
Ziff Davis, Inc.*	377	34,782

(Cost $240,608)		179,889

Consumer Discretionary - 15.8%
Adient PLC*	765	29,789
AutoNation, Inc.*(a)	307	38,040
Boyd Gaming Corp.	645	39,558
Brunswick Corp.	600	44,520
Capri Holdings Ltd.*	1,112	63,773
Carter’s, Inc.	310	22,642
Columbia Sportswear Co.	285	25,533
Cracker Barrel Old Country Store, Inc.	179	20,549
Crocs, Inc.*	489	49,389
Dana, Inc.	1,046	18,420
Deckers Outdoor Corp.*	213	84,961
Dick’s Sporting Goods, Inc.	456	54,528
Five Below, Inc.*	445	71,583
Foot Locker, Inc.	643	25,591
Gap, Inc.(a)	1,728	25,125
Goodyear Tire & Rubber Co.*	2,263	25,391
Graham Holdings Co., Class B	31	19,954
Grand Canyon Education, Inc.*	259	29,285
H&R Block, Inc.	1,274	55,687
Hanesbrands, Inc.(a)	2,796	18,789
Harley-Davidson, Inc.	1,075	50,665
KB Home	683	21,439
Kohl’s Corp.	1,025	32,882
Lear Corp.	473	68,226
Leggett & Platt, Inc.	1,054	37,533
Lithia Motors, Inc.	221	52,888
Macy’s, Inc.	2,144	50,384
Marriott Vacations Worldwide Corp.	317	47,227
Nordstrom, Inc.	912	19,125
Papa John’s International, Inc.	261	21,731
Polaris, Inc.	447	50,985
RH*	159	45,606
Service Corp. International	1,263	90,241
Taylor Morrison Home Corp.*	905	27,503
Tempur Sealy International, Inc.	1,364	43,334
Texas Roadhouse, Inc.	537	53,335
Thor Industries, Inc.(a)	437	37,643
Toll Brothers, Inc.	867	41,538
Topgolf Callaway Brands Corp.*	1,115	23,359
Travel + Leisure Co.	670	26,043
Visteon Corp.*	225	33,030
Wendy’s Co.	1,369	30,885
Williams-Sonoma, Inc.(a)	553	64,646
Wingstop, Inc.(a)	242	40,053
Wyndham Hotels & Resorts, Inc.	718	52,644
YETI Holdings, Inc.*	694	31,154

(Cost $1,860,745)		1,857,206

Consumer Staples - 3.0%
BJ’s Wholesale Club Holdings, Inc.*	1,084	81,560
Coty, Inc., Class A*	2,913	22,925
Darling Ingredients, Inc.*	1,285	92,301
Flowers Foods, Inc.	1,551	46,608
Grocery Outlet Holding Corp.*	704	21,310
Ingredion, Inc.	530	51,924
Pilgrim’s Pride Corp.*(a)	356	9,313

Sprouts Farmers Market, Inc.*	854	29,318

(Cost $301,795)		355,259

Energy - 2.6%
CNX Resources Corp.*	1,525	26,489
Equitrans Midstream Corp.	3,456	28,996
HF Sinclair Corp.	1,171	73,000
Murphy Oil Corp.	1,177	55,554
NOV, Inc.	3,133	70,367
Range Resources Corp.	1,989	57,423

(Cost $235,730)		311,829

Financials - 16.2%
Affiliated Managers Group, Inc.	306	49,089
Associated Banc-Corp.	1,207	29,692
Bank of Hawaii Corp.	321	25,895
Bank OZK	896	41,350
Brighthouse Financial, Inc.*	573	31,939
Cadence Bank	1,472	42,453
CNO Financial Group, Inc.	924	21,696
Commerce Bancshares, Inc.	869	65,105
East West Bancorp, Inc.	1,133	79,548
Evercore, Inc., Class A	288	33,172
First American Financial Corp.	844	46,125
First Horizon Corp.	4,297	106,780
FNB Corp.	2,835	39,974
Fulton Financial Corp.	1,335	24,818
Hancock Whitney Corp.	686	37,620
Hanover Insurance Group, Inc.	283	41,686
Janus Henderson Group PLC	1,068	27,010
Jefferies Financial Group, Inc.	1,493	56,719
Kemper Corp.	512	29,143
Kinsale Capital Group, Inc.	173	53,320
MGIC Investment Corp.	2,413	33,131
Navient Corp.	905	14,996
Old National Bancorp.	2,339	44,698
PacWest Bancorp	942	24,605
Pinnacle Financial Partners, Inc.	610	51,173
Primerica, Inc.	301	44,858
Prosperity Bancshares, Inc.	737	55,695

Reinsurance Group of America, Inc.	538	77,687
RenaissanceRe Holdings Ltd.	350	66,119
SEI Investments Co.	829	51,630
Selective Insurance Group, Inc.	480	46,138
SLM Corp.	1,998	34,885
Stifel Financial Corp.	856	54,998
Synovus Financial Corp.	1,165	49,081
Texas Capital Bancshares, Inc.*	399	23,936
UMB Financial Corp.	349	29,846
Umpqua Holdings Corp.	1,733	35,128
Unum Group	1,499	63,228
Valley National Bancorp	3,393	42,955
Voya Financial, Inc.	785	51,794
Webster Financial Corp.	1,400	76,076
Wintrust Financial Corp.	484	44,252

(Cost $1,734,110)		1,900,043

Health Care - 9.7%
Acadia Healthcare Co., Inc.*	723	64,390
Amedisys, Inc.*	258	23,501
Arrowhead Pharmaceuticals, Inc.*	846	27,241
Azenta, Inc.	599	36,066
Encompass Health Corp.	805	47,076
Enovis Corp.*	375	20,299
Envista Holdings Corp.*	1,318	44,970
Exelixis, Inc.*	2,606	44,510
Haemonetics Corp.*	411	35,062
Halozyme Therapeutics, Inc.*	1,106	63,330
HealthEquity, Inc.*	677	42,976
ICU Medical, Inc.*	163	25,955
Integra LifeSciences Holdings Corp.*	584	32,085
Jazz Pharmaceuticals PLC*	504	79,083
LHC Group, Inc.*	250	40,853
LivaNova PLC*	427	23,643
Neurocrine Biosciences, Inc.*	766	97,328
NuVasive, Inc.*	420	16,313
Patterson Cos., Inc.	684	19,453
Penumbra, Inc.*	302	63,272
Perrigo Co. PLC	1,073	34,583
Progyny, Inc.*	598	21,905
QuidelOrtho Corp.*	431	37,760
R1 RCM, Inc.*	1,117	10,109
STAAR Surgical Co.*	383	21,873
Syneos Health, Inc.*	816	28,788
Tenet Healthcare Corp.*	868	40,084
United Therapeutics Corp.*	365	102,160

(Cost $1,222,789)		1,144,668

Industrials - 20.6%
Acuity Brands, Inc.	264	49,709
AECOM	1,121	95,285
AGCO Corp.	498	66,095
Avis Budget Group, Inc.*	233	52,099
Axon Enterprise, Inc.*	544	100,112
Brink’s Co.	377	22,526
Carlisle Cos., Inc.	415	109,191
Chart Industries, Inc.*	286	40,895
Clean Harbors, Inc.*	406	48,720
Donaldson Co., Inc.	986	60,067
EMCOR Group, Inc.	396	61,340
EnerSys	328	24,790
Flowserve Corp.	1,037	32,520
FTI Consulting, Inc.*(a)	278	48,044
Graco, Inc.	1,355	94,809
Hubbell, Inc.	430	109,246
IAA, Inc.*	1,070	39,986
Insperity, Inc.	289	34,261
ITT, Inc.	657	55,530
Kennametal, Inc.	642	16,962
Kirby Corp.*	477	33,290
Knight-Swift Transportation Holdings, Inc.	1,292	71,616
Lennox International, Inc.	257	66,930
Lincoln Electric Holdings, Inc.	467	69,060
ManpowerGroup, Inc.	410	35,883

MasTec, Inc.*	475	43,144
Middleby Corp.*	429	61,858
MSA Safety, Inc.	294	41,457
nVent Electric PLC	1,344	53,773
Owens Corning	777	69,029
Regal Rexnord Corp.	533	69,882
Ryder System, Inc.	409	38,237
Saia, Inc.*	214	52,128
Stericycle, Inc.*	732	38,159
Sunrun, Inc.*	1,709	55,679
Terex Corp.	533	24,470
Tetra Tech, Inc.	425	65,701
Timken Co.	531	40,345
Toro Co.	838	93,010
Trex Co., Inc.*	887	40,704
Univar Solutions, Inc.*	1,325	43,897
Valmont Industries, Inc.	171	57,911
Watts Water Technologies, Inc., Class A	217	34,384
Werner Enterprises, Inc.	477	20,978
XPO Logistics, Inc.*	927	35,801

(Cost $2,090,927)		2,419,513

Information Technology - 12.6%
ACI Worldwide, Inc.*	927	19,374
Amkor Technology, Inc.	794	22,248
Arrow Electronics, Inc.*	517	56,219
Avnet, Inc.	754	34,058
Belden, Inc.	352	28,315
Calix, Inc.*	456	32,513
Ciena Corp.*	1,199	53,907
Cirrus Logic, Inc.*	442	33,022
CommVault Systems, Inc.*	361	23,826
Envestnet, Inc.*	449	26,500

Fair Isaac Corp.*	203	125,803
First Solar, Inc.*	793	136,816
Genpact Ltd.	1,362	62,802
Jabil, Inc.	1,104	79,698
Littelfuse, Inc.	200	49,300
Lumentum Holdings, Inc.*	554	30,437
Manhattan Associates, Inc.*	499	62,844
Maximus, Inc.	488	34,306
National Instruments Corp.	1,068	43,809
Paylocity Holding Corp.*	329	71,666
Power Integrations, Inc.	453	36,457
Semtech Corp.*	518	15,923
Silicon Laboratories, Inc.*	272	39,560
Synaptics, Inc.*	314	33,275
TD SYNNEX Corp.	336	34,373
Teradata Corp.*	824	28,140
Universal Display Corp.	344	38,741
Vishay Intertechnology, Inc.	1,053	24,261
Western Union Co.	3,062	44,889
WEX, Inc.*	356	60,214
Wolfspeed, Inc.*	989	89,920
Xerox Holdings Corp.	914	14,907

(Cost $1,444,015)		1,488,123

Materials - 7.0%
Alcoa Corp.	1,435	71,937
AptarGroup, Inc.	523	55,511
Ashland, Inc.	396	44,301
Avient Corp.	686	23,742
Cabot Corp.	453	33,350
Chemours Co.	1,259	39,092
Cleveland-Cliffs, Inc.*(a)	4,125	63,855
Commercial Metals Co.	960	47,251
Greif, Inc., Class A	211	14,835
Ingevity Corp.*	289	22,620
Louisiana-Pacific Corp.	600	38,280
NewMarket Corp.	56	17,697
Scotts Miracle-Gro Co.	328	18,345
Sensient Technologies Corp.	330	24,654
Sonoco Products Co.	783	48,053
Steel Dynamics, Inc.	1,388	144,255
United States Steel Corp.	1,918	50,424
Valvoline, Inc.	1,405	46,337
Worthington Industries, Inc.(a)	239	13,561

(Cost $767,627)		818,100

Real Estate - 8.1%
Brixmor Property Group, Inc. REIT	2,417	56,026
Corporate Office Properties Trust REIT	903	25,076
Cousins Properties, Inc. REIT	1,209	31,894
Douglas Emmett, Inc. REIT	1,413	24,473
EastGroup Properties, Inc. REIT	349	54,179
First Industrial Realty Trust, Inc. REIT	1,065	53,836
Highwoods Properties, Inc. REIT	841	25,062
JBG SMITH Properties REIT	810	16,694
Jones Lang LaSalle, Inc.*	382	64,241
Kilroy Realty Corp. REIT	835	36,089
Lamar Advertising Co., Class A REIT	695	69,597
Life Storage, Inc. REIT	678	72,878
Macerich Co. REIT	1,741	22,111
Medical Properties Trust, Inc. REIT(a)	4,802	63,002
National Storage Affiliates Trust REIT	681	27,111
Park Hotels & Resorts, Inc. REIT	1,809	23,210
Pebblebrook Hotel Trust REIT	1,065	17,732
Physicians Realty Trust REIT	1,814	27,083
PotlatchDeltic Corp. REIT	641	30,633
Rayonier, Inc. REIT	1,181	42,374
Rexford Industrial Realty, Inc. REIT	1,372	75,858
SL Green Realty Corp. REIT	515	21,609
STORE Capital Corp. REIT	2,137	68,170

(Cost $1,115,562)		948,938

Utilities - 2.2%
Essential Utilities, Inc.	1,911	92,186
Hawaiian Electric Industries, Inc.	874	35,904

ONE Gas, Inc.(a)	439	38,171
Spire, Inc.	418	30,974
UGI Corp.	1,680	64,932

(Cost $241,704)		262,167

TOTAL COMMON STOCKS (Cost $11,255,612)		11,685,735

EXCHANGE-TRADED FUNDS - 0.6%
iShares ESG Screened S&P Mid-Cap ETF
(Cost $63,678)	1,930	67,377

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
(Cost $36,279)	36,279	36,279

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74% (b)
(Cost $7,545)	7,545	7,545

TOTAL INVESTMENTS - 100.3% (Cost $11,363,114)		$11,796,936
Other assets and liabilities, net - (0.3%)		(35,249)

NET ASSETS - 100.0%		$11,761,687

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(b)(c)
—	36,279	(d)	—	—	—	60	—	36,279	36,279
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.74%(b)
5,679	67,516		(65,650)	—	—	39	—	7,545	7,545

5,679	103,795		(65,650)	—	—	99	—	43,824	43,824

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $497,769, which is 4.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $463,698.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,685,735	$—	$—	$11,685,735
Exchange-Traded Funds	67,377	—	—	67,377
Short-Term Investments(a)	43,824	—	—	43,824

TOTAL	$11,796,936	$—	$—	$11,796,936

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

MIDE-PH1

R-089711-1 (5/24) DBX005195 (5/24)